Statement of comprehensive income, OCI components presented net of tax (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss)	R$ 1,397,321	R$ 972,841	R$ 352,260
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	316,390	(685,666)	291,333
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	(144,855)	315,095	(131,100)
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	171,535	(370,571)	160,233
Gains (losses) on hedges of net investments in foreign operations, before tax	142,762	(145,241)	16,742
Income tax relating to cash flow hedges included in other comprehensive income	(56,312)	53,227	(4,579)
Gains (losses) on hedges of net investments in foreign operations, net of tax	86,450	(92,014)	12,163
Gains (losses) on cash flow hedges, before tax	(5,597)	(12,308)	0
Income tax relating to cash flow hedges included in other comprehensive income	8,058	0	0
Gains (losses) on cash flow hedges, net of tax	2,461	(12,308)	0
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	(163,216)	251,551	(22,604)
Other comprehensive income that will be reclassified to profit or loss, net of tax	0	0	21
Other comprehensive income (loss) that may be reclassified subsequently to the Statements of income	97,230	(223,342)	149,813
Total comprehensive income for the year	1,494,551	749,499	502,073
Comprehensive income, attributable to owners of parent	1,409,620	683,790	452,156
Comprehensive income, attributable to non-controlling interests	R$ 84,931	R$ 65,709	R$ 49,917